Shareholder Report	12 Months Ended	41 Months Ended	43 Months Ended	60 Months Ended	82 Months Ended	83 Months Ended	87 Months Ended	110 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Advisor Short-Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class Z
Trading Symbol	FIKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,450 $10,858 $10,923 $10,475 $10,725 $11,439 $12,004 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,467 $10,851 $10,893 $10,460 $10,623 $11,288 $11,811 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.94% 2.03% 2.68% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 2.44% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity Advisor Tactical Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class I
Trading Symbol	FBAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $9,270 $9,317 $10,049 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 3.30% 1.06% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity Advisor Investment Grade Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class A
Trading Symbol	FGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,200 $10,306 $10,177 $11,206 $12,136 $12,244 $10,785 $10,683 $11,485 $11,828 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -1.13% -1.32% 1.69% Class A (without 4.00% sales charge) 2.99% -0.51% 2.11% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Intermediate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Bond Fund
Class Name	Fidelity® Intermediate Bond Fund
Trading Symbol	FTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring intermediate-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning, particularly within its U.S. Treasury holdings, detracted from relative performance.
•At period end, corporates made up about 42% of fund assets, roughly equal to a year ago and notably overweight versus the benchmark average of about 30%.
•Exposure to U.S. Treasurys stood at about 40% as of August 31, compared with an average of roughly 64% for the benchmark, while out-of-benchmark exposure to ABS stood at about 13% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Intermediate Bond Fund $10,000 $10,453 $10,569 $10,457 $11,312 $12,011 $12,115 $11,077 $11,159 $11,972 $12,541 Bloomberg U.S. Intermediate Government/Credit Bond Index $10,000 $10,407 $10,492 $10,386 $11,230 $11,898 $11,917 $10,940 $11,000 $11,782 $12,336 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Bond Fund 4.75% 0.87% 2.29% Bloomberg U.S. Intermediate Government/Credit Bond Index 4.70% 0.73% 2.12% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859	$ 4,415,018,859
Holdings Count | shares	741	741	741	741	741	741	741	741
Advisory Fees Paid, Amount	$ 11,127,619
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$4,415,018,859
Number of Holdings	741
Total Advisory Fee	$11,127,619
Portfolio Turnover	33%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 39.7 AAA 12.2 AA 0.6 A 16.9 BBB 23.6 BB 1.9 B 0.3 CCC,CC,C 0.0 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 39.7 AAA - 12.2 AA - 0.6 A - 16.9 BBB - 23.6 BB - 1.9 B - 0.3 CCC,CC,C - 0.0 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 41.5 U.S. Treasury Obligations 39.5 Asset-Backed Securities 12.8 CMOs and Other Mortgage Related Securities 4.7 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 41.5 U.S. Treasury Obligations - 39.5 Asset-Backed Securities - 12.8 CMOs and Other Mortgage Related Securities - 4.7 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 82.5 Grand Cayman (UK Overseas Ter) 4.0 United Kingdom 3.5 Germany 1.9 Canada 1.7 Japan 1.5 Ireland 1.4 France 0.8 Netherlands 0.5 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.5 Grand Cayman (UK Overseas Ter) - 4.0 United Kingdom - 3.5 Germany - 1.9 Canada - 1.7 Japan - 1.5 Ireland - 1.4 France - 0.8 Netherlands - 0.5 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 39.5 Morgan Stanley 1.7 Bank of America Corp 1.6 Wells Fargo & Co 1.4 JPMorgan Chase & Co 1.4 GMF Floorplan Owner Revolving Trust 1.0 Deutsche Bank AG/New York NY 0.9 NatWest Group PLC 0.8 General Motors Financial Co Inc 0.8 Ford Motor Credit Co LLC 0.8 49.9
Fidelity Advisor Tactical Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class C
Trading Symbol	FTKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.70%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $9,210 $9,174 $9,797 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 1.28% 0.06% Class C 2.27% 0.06% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity Advisor Investment Grade Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class M
Trading Symbol	FGBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,196 $10,298 $10,169 $11,194 $12,123 $12,218 $10,763 $10,661 $11,462 $11,821 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -0.99% -1.31% 1.69% Class M (without 4.00% sales charge) 3.13% -0.50% 2.10% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Flex Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Bond Fund
Class Name	Fidelity Flex® Conservative Income Bond Fund
Trading Symbol	FJTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 51% of fund assets, down from 54% a year ago. At the same time, exposure to U.S. Treasurys rose from roughly 17% to about 19% of assets, while the portfolio's out-of-benchmark position in ABS increased from approximately 14% of assets to about 16% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 31, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity Flex® Conservative Income Bond Fund $10,000 $10,066 $10,348 $10,565 $10,614 $10,637 $11,153 $11,835 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,050 $10,302 $10,457 $10,466 $10,495 $10,945 $11,552 Bloomberg U.S. Aggregate Bond Index $10,000 $10,054 $11,077 $11,794 $11,784 $10,427 $10,303 $11,055 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Conservative Income Bond Fund 5.10% 3.32% 3.06% Bloomberg U.S. 3-6 Month Treasury Bill Index 4.60% 2.93% 2.65% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.83% A From May 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							May 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 590,613,906	$ 590,613,906	$ 590,613,906	$ 590,613,906	$ 590,613,906	$ 590,613,906	$ 590,613,906	$ 590,613,906
Holdings Count | shares	349	349	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$590,613,906
Number of Holdings	349
Total Advisory Fee	$0
Portfolio Turnover	71%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.4 AAA 15.3 AA 3.7 A 23.2 BBB 10.1 Not Rated 0.7 Short-Term Investments and Net Other Assets (Liabilities) 28.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.4 AAA - 15.3 AA - 3.7 A - 23.2 BBB - 10.1 Not Rated - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 28.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 37.3 U.S. Treasury Obligations 18.4 Asset-Backed Securities 15.7 Short-Term Investments and Net Other Assets (Liabilities) 28.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 37.3 U.S. Treasury Obligations - 18.4 Asset-Backed Securities - 15.7 Short-Term Investments and Net Other Assets (Liabilities) - 28.6 United States 85.6 Canada 3.1 United Kingdom 2.9 Germany 2.0 Netherlands 1.5 Switzerland 0.9 Japan 0.8 Australia 0.7 Ireland 0.5 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 85.6 Canada - 3.1 United Kingdom - 2.9 Germany - 2.0 Netherlands - 1.5 Switzerland - 0.9 Japan - 0.8 Australia - 0.7 Ireland - 0.5 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 13.9 US Treasury Notes 4.5 Mitsubishi UFJ Trust & Banking Corp/NY 1.9 Bank of Nova Scotia/Houston 1.6 National Bank of Canada 1.3 JPMorgan Chase & Co 1.3 Sumitomo Mitsui Banking Corp/New York 1.3 Bank of Montreal 1.2 Mizuho Bank Ltd/New York NY 1.1 GMF Floorplan Owner Revolving Trust 1.1 29.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class Z
Trading Symbol	FBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,275 $9,330 $10,072 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 3.50% 1.17% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity Advisor Investment Grade Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class I
Trading Symbol	FGBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,653 $10,793 $10,687 $11,797 $12,810 $12,942 $11,432 $11,352 $12,234 $12,649 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 3.39% -0.25% 2.38% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Advisor Investment Grade Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class C
Trading Symbol	FGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,557 $10,586 $10,361 $11,320 $12,164 $12,178 $10,647 $10,466 $11,251 $11,587 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 1.21% -1.27% 1.48% Class C 2.21% -1.27% 1.48% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Advisor Short-Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class C
Trading Symbol	FANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2025. Initial investment of $10,000. Class C $10,000 $10,001 $10,003 $9,917 $10,250 $10,530 $10,469 $9,928 $10,050 $10,614 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 $11,402 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 $10,954 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 2.79% 0.89% 1.16% Class C 3.79% 0.89% 1.16% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 1.95% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.34% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity Advisor Tactical Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class M
Trading Symbol	FTYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $8,887 $8,910 $9,586 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -0.98% -0.32% Class M (without 4.00% sales charge) 3.15% 0.84% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity® Investment Grade Bond Fund
Trading Symbol	FBNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Investment Grade Bond Fund $10,000 $10,659 $10,803 $10,703 $11,821 $12,841 $12,979 $11,483 $11,394 $12,286 $12,708 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Investment Grade Bond Fund 3.44% -0.21% 2.43% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Tactical Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity® Tactical Bond Fund
Trading Symbol	FBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® Tactical Bond Fund $10,000 $9,270 $9,317 $10,049 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Tactical Bond Fund 3.41% 1.09% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity SAI Enhanced Core Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Core Bond Fund
Class Name	Fidelity® SAI Enhanced Core Bond Fund
Trading Symbol	FECBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period March 18, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund A	$ 7	0.15%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252	$ 1,604,516,252
Holdings Count | shares	614	614	614	614	614	614	614	614
Advisory Fees Paid, Amount	$ 887,096
Investment Company Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,604,516,252
Number of Holdings	614
Total Advisory Fee	$887,096
Portfolio TurnoverA	180%
A Amount not annualized
Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.6 AAA 3.0 AA 1.1 A 15.2 BBB 16.2 BB 1.6 Not Rated 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.6 AAA - 3.0 AA - 1.1 A - 15.2 BBB - 16.2 BB - 1.6 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (1.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.9 Corporate Bonds 32.9 U.S. Government Agency - Mortgage Securities 25.3 CMOs and Other Mortgage Related Securities 1.8 Asset-Backed Securities 1.6 Foreign Government and Government Agency Obligations 0.9 U.S. Government Agency Obligations 0.4 Other Investments 0.2 Municipal Securities 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.9 Corporate Bonds - 32.9 U.S. Government Agency - Mortgage Securities - 25.3 CMOs and Other Mortgage Related Securities - 1.8 Asset-Backed Securities - 1.6 Foreign Government and Government Agency Obligations - 0.9 U.S. Government Agency Obligations - 0.4 Other Investments - 0.2 Municipal Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.1)% United States 87.9 United Kingdom 3.8 Canada 2.8 Japan 1.1 Australia 1.0 Mexico 0.8 Germany 0.7 Spain 0.5 Netherlands 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 United Kingdom - 3.8 Canada - 2.8 Japan - 1.1 Australia - 1.0 Mexico - 0.8 Germany - 0.7 Spain - 0.5 Netherlands - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 10.8 Uniform Mortgage Backed Securities 10.2 Ginnie Mae II Pool 6.8 Fannie Mae Mortgage pass-thru certificates 4.9 Freddie Mac Gold Pool 2.1 Fannie Mae 1.3 Citigroup Inc 0.9 JPMorgan Chase & Co 0.8 Oracle Corp 0.7 65.6
Fidelity SAI Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Bond Fund
Class Name	Fidelity® SAI Short-Term Bond Fund
Trading Symbol	FZOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. A small, out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 38% of fund assets, down from roughly 49% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at 41% as of August 31, up from about 31% a year ago, compared with an average of 70% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Short-Term Bond Fund $10,000 $10,054 $9,651 $9,863 $10,515 $11,039 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,039 $9,639 $9,791 $10,403 $10,885 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 $9,653 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Short-Term Bond Fund 4.98% 2.01% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.72% Bloomberg U.S. Aggregate Bond Index 3.14% -0.71% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794	$ 4,058,515,794
Holdings Count | shares	477	477	477	477	477	477	477	477
Advisory Fees Paid, Amount	$ 8,331,672
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$4,058,515,794
Number of Holdings	477
Total Advisory Fee	$8,331,672
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.0 AAA 16.0 AA 0.9 A 17.5 BBB 18.7 BB 1.5 Not Rated 3.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.0 AAA - 16.0 AA - 0.9 A - 17.5 BBB - 18.7 BB - 1.5 Not Rated - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.0 Corporate Bonds 37.9 Asset-Backed Securities 17.0 CMOs and Other Mortgage Related Securities 3.0 U.S. Government Agency - Mortgage Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.0 Corporate Bonds - 37.9 Asset-Backed Securities - 17.0 CMOs and Other Mortgage Related Securities - 3.0 U.S. Government Agency - Mortgage Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 80.7 United Kingdom 4.5 Grand Cayman (UK Overseas Ter) 4.1 Germany 2.9 Canada 1.9 Ireland 1.3 France 1.1 Denmark 0.7 Bailiwick Of Jersey 0.6 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.7 United Kingdom - 4.5 Grand Cayman (UK Overseas Ter) - 4.1 Germany - 2.9 Canada - 1.9 Ireland - 1.3 France - 1.1 Denmark - 0.7 Bailiwick Of Jersey - 0.6 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 41.0 Bank of America Corp 1.7 JPMorgan Chase & Co 1.4 Citigroup Inc 1.3 HSBC Holdings PLC 1.3 Deutsche Bank AG/New York NY 1.2 Barclays PLC 1.2 General Motors Financial Co Inc 1.1 Wells Fargo & Co 0.9 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.9 52.0
Fidelity Advisor Investment Grade Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class Z
Trading Symbol	FIKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,097 $12,064 $12,218 $10,809 $10,750 $11,601 $11,994 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 3.39% -0.11% 2.66% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.93% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153	$ 10,634,191,153
Holdings Count | shares	4,199	4,199	4,199	4,199	4,199	4,199	4,199	4,199
Advisory Fees Paid, Amount	$ 29,467,922
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,634,191,153
Number of Holdings	4,199
Total Advisory Fee	$29,467,922
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 59.5 AAA 8.5 AA 0.8 A 7.5 BBB 16.6 BB 3.0 B 1.1 CCC,CC,C 0.0 Not Rated 5.9 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 59.5 AAA - 8.5 AA - 0.8 A - 7.5 BBB - 16.6 BB - 3.0 B - 1.1 CCC,CC,C - 0.0 Not Rated - 5.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 45.4 Corporate Bonds 25.3 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 9.8 CMOs and Other Mortgage Related Securities 8.0 Preferred Securities 0.1 Bank Loan Obligations 0.1 Other Investments 0.1 Options 0.0 Municipal Securities 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 45.4 Corporate Bonds - 25.3 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 9.8 CMOs and Other Mortgage Related Securities - 8.0 Preferred Securities - 0.1 Bank Loan Obligations - 0.1 Other Investments - 0.1 Options - 0.0 Municipal Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.9)% United States 89.5 Grand Cayman (UK Overseas Ter) 5.3 Mexico 0.8 Germany 0.8 Bailiwick Of Jersey 0.7 United Kingdom 0.6 Ireland 0.5 Switzerland 0.4 Italy 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Grand Cayman (UK Overseas Ter) - 5.3 Mexico - 0.8 Germany - 0.8 Bailiwick Of Jersey - 0.7 United Kingdom - 0.6 Ireland - 0.5 Switzerland - 0.4 Italy - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.2 US Treasury Bonds 10.2 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.7 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 2.0 Citigroup Inc 1.3 Bank of America Corp 1.2 JPMorgan Chase & Co 1.0 Wells Fargo & Co 1.0 63.5
Fidelity Advisor Tactical Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class A
Trading Symbol	FTKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt, global credit, and positioning within emerging markets, while security selection in floating rate loans detracted slightly.
•From an asset allocation perspective, overweights in high-yield corporate debt, floating rate loans, and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $8,887 $8,910 $9,586 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -0.98% -0.32% Class A (without 4.00% sales charge) 3.15% 0.84% Bloomberg U.S. Aggregate Bond Index 3.14% 0.48% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604	$ 46,421,604
Holdings Count | shares	94	94	94	94	94	94	94	94
Advisory Fees Paid, Amount	$ 345,121
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$46,421,604
Number of Holdings	94
Total Advisory Fee	$345,121
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.8 AAA 0.8 AA 0.4 A 3.2 BBB 12.1 BB 14.2 B 13.2 CCC,CC,C 4.6 D 0.0 Not Rated 6.1 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.8 AAA - 0.8 AA - 0.4 A - 3.2 BBB - 12.1 BB - 14.2 B - 13.2 CCC,CC,C - 4.6 D - 0.0 Not Rated - 6.1 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.8 Corporate Bonds 26.5 Bank Loan Obligations 12.7 Asset-Backed Securities 5.1 Foreign Government and Government Agency Obligations 5.1 CMOs and Other Mortgage Related Securities 2.3 Preferred Securities 1.7 Municipal Securities 1.2 Common Stocks 0.6 Alternative Funds 0.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.8 Corporate Bonds - 26.5 Bank Loan Obligations - 12.7 Asset-Backed Securities - 5.1 Foreign Government and Government Agency Obligations - 5.1 CMOs and Other Mortgage Related Securities - 2.3 Preferred Securities - 1.7 Municipal Securities - 1.2 Common Stocks - 0.6 Alternative Funds - 0.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 81.0 United Kingdom 2.9 Germany 1.7 Canada 1.6 Japan 1.4 Mexico 1.3 Brazil 1.3 France 1.3 Dominican Republic 1.1 Others 6.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 81.0 United Kingdom - 2.9 Germany - 1.7 Canada - 1.6 Japan - 1.4 Mexico - 1.3 Brazil - 1.3 France - 1.3 Dominican Republic - 1.1 Others - 6.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 23.3 US Treasury Bonds 18.5 Domino's Pizza Master Issuer LLC 1.8 Japan Government 1.3 Petroleos Mexicanos 1.3 Chicago IL Brd Ed 1.2 Dominican Republic 1.1 Planet Fitness Master Issuer LLC 1.0 Brazilian Federative Republic 1.0 Colombian Republic 0.9 51.4
Fidelity SAI Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Low Duration Bond Fund
Class Name	Fidelity® SAI Low Duration Bond Fund
Trading Symbol	FZOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed.
•In contrast, a small allocation to cash was a modest drag on relative performance.
•At period end, corporates made up about 51% of fund assets, up from roughly 49% a year ago. Our exposure to U.S. Treasurys increased slightly from about 21% to roughly 22%, while out-of-benchmark exposure to ABS held steady at approximately 23% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Low Duration Bond Fund $10,000 $10,023 $9,985 $10,438 $11,064 $11,622 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,011 $9,972 $10,282 $10,835 $11,300 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 $9,653 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Low Duration Bond Fund 5.04% 3.08% Bloomberg US Treasury Bill: 6-9 Months Index 4.29% 2.49% Bloomberg U.S. Aggregate Bond Index 3.14% -0.71% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262	$ 7,093,023,262
Holdings Count | shares	398	398	398	398	398	398	398	398
Advisory Fees Paid, Amount	$ 15,240,125
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$7,093,023,262
Number of Holdings	398
Total Advisory Fee	$15,240,125
Portfolio Turnover	80%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.5 AAA 22.2 AA 3.9 A 24.8 BBB 15.1 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 9.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 21.5 AAA - 22.2 AA - 3.9 A - 24.8 BBB - 15.1 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 43.5 Asset-Backed Securities 22.4 U.S. Treasury Obligations 21.5 CMOs and Other Mortgage Related Securities 2.4 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 9.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 43.5 Asset-Backed Securities - 22.4 U.S. Treasury Obligations - 21.5 CMOs and Other Mortgage Related Securities - 2.4 Other Investments - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.9 United States 78.8 Grand Cayman (UK Overseas Ter) 3.6 Canada 3.5 United Kingdom 2.9 Germany 2.0 Netherlands 2.0 Japan 1.4 France 1.2 Ireland 1.2 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.8 Grand Cayman (UK Overseas Ter) - 3.6 Canada - 3.5 United Kingdom - 2.9 Germany - 2.0 Netherlands - 2.0 Japan - 1.4 France - 1.2 Ireland - 1.2 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 20.9 JPMorgan Chase & Co 1.6 Royal Bank of Canada 1.2 Goldman Sachs Group Inc/The 1.2 Toronto Dominion Bank 1.1 Morgan Stanley 1.1 Wells Fargo & Co 1.0 Mitsubishi UFJ Trust & Banking Corp/NY 1.0 Athene Global Funding 0.9 Bank of America Corp 0.8 30.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® SAI Low Duration Income Fund to Fidelity® SAI Low Duration Bond Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® SAI Low Duration Income Fund to Fidelity® SAI Low Duration Bond Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund
Trading Symbol	FSHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Short-Term Bond Fund $10,000 $10,179 $10,284 $10,304 $10,765 $11,175 $11,232 $10,761 $11,010 $11,751 $12,311 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,150 $10,241 $10,257 $10,731 $11,124 $11,167 $10,723 $10,891 $11,572 $12,109 Bloomberg U.S. Aggregate Bond Index $10,000 $10,597 $10,649 $10,537 $11,609 $12,360 $12,350 $10,928 $10,797 $11,585 $11,949 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short-Term Bond Fund 4.77% 1.95% 2.10% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 1.93% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.80% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity Advisor Short-Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class M
Trading Symbol	FBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,850 $9,859 $9,939 $9,950 $10,360 $10,745 $10,765 $10,293 $10,508 $11,192 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 $11,402 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 $10,954 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 1.50% sales charge) 3.10% 1.44% 1.75% Class M (without 1.50% sales charge) 4.67% 1.74% 1.91% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 1.95% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.34% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Class Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Trading Symbol	FIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds and global bonds - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, helped relative performance the past 12 months.
•The fund's underweight in mortgage-backed securities buoyed relative performance as well.
•In contrast, an underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Core Plus Bond Fund $10,000 $9,587 $9,551 $10,249 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Core Plus Bond Fund 3.30% 1.70% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 3.17% 1.77% Bloomberg U.S. Aggregate Bond Index 3.14% 1.74% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 161,471,248	$ 161,471,248	$ 161,471,248	$ 161,471,248	$ 161,471,248	$ 161,471,248	$ 161,471,248	$ 161,471,248
Holdings Count | shares	919	919	919	919	919	919	919	919
Advisory Fees Paid, Amount	$ 335,147
Investment Company Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$161,471,248
Number of Holdings	919
Total Advisory Fee	$335,147
Portfolio Turnover	210%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 4.8 AA 0.5 A 8.4 BBB 9.6 BB 4.7 B 2.7 CCC,CC,C 1.5 D 0.0 Not Rated 1.1 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 62.8 AAA - 4.8 AA - 0.5 A - 8.4 BBB - 9.6 BB - 4.7 B - 2.7 CCC,CC,C - 1.5 D - 0.0 Not Rated - 1.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.7 Corporate Bonds 26.2 U.S. Government Agency - Mortgage Securities 16.1 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 1.1 Bank Loan Obligations 0.7 CMOs and Other Mortgage Related Securities 0.3 Preferred Securities 0.2 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.7 Corporate Bonds - 26.2 U.S. Government Agency - Mortgage Securities - 16.1 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 1.1 Bank Loan Obligations - 0.7 CMOs and Other Mortgage Related Securities - 0.3 Preferred Securities - 0.2 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 86.6 Grand Cayman (UK Overseas Ter) 3.3 United Kingdom 2.1 Bailiwick Of Jersey 1.1 France 1.0 Netherlands 0.8 Canada 0.7 Germany 0.6 Italy 0.5 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.6 Grand Cayman (UK Overseas Ter) - 3.3 United Kingdom - 2.1 Bailiwick Of Jersey - 1.1 France - 1.0 Netherlands - 0.8 Canada - 0.7 Germany - 0.6 Italy - 0.5 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.4 US Treasury Bonds 11.3 Fannie Mae Mortgage pass-thru certificates 4.8 Uniform Mortgage Backed Securities 4.2 Ginnie Mae II Pool 4.2 Freddie Mac Gold Pool 2.3 JPMorgan Chase & Co 1.1 Bank of America Corp 0.9 Morgan Stanley 0.8 Wells Fargo & Co 0.7 65.7
Fidelity Advisor Short-Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class A
Trading Symbol	FBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,859 $9,941 $9,952 $10,364 $10,750 $10,771 $10,299 $10,516 $11,201 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 $11,402 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 $10,954 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 1.50% sales charge) 3.11% 1.45% 1.76% Class A (without 1.50% sales charge) 4.68% 1.75% 1.93% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 1.95% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.34% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity Advisor Short-Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class I
Trading Symbol	FBNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did an out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At fiscal year-end, corporates made up about 41% of fund assets, down from roughly 46% a year ago but still notably overweight versus the benchmark average of approximately 24%. Exposure to U.S. Treasurys stood at roughly 35% at the end of the period, up from 26% a year ago and compared with an average of 70% for the 1-3 year benchmark. Exposure to ABS fell from roughly 20% of assets to about 18% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2016 through August 31, 2025. Initial investment of $10,000. Class I $10,000 $10,011 $10,109 $10,136 $10,570 $10,980 $11,017 $10,550 $10,791 $11,517 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,001 $10,091 $10,107 $10,573 $10,961 $11,004 $10,566 $10,731 $11,402 Bloomberg U.S. Aggregate Bond Index $10,000 $10,020 $10,069 $9,963 $10,977 $11,687 $11,678 $10,333 $10,209 $10,954 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 4.89% 1.93% 2.09% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 4.64% 1.71% 1.95% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 1.34% A From July 12, 2016 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								Jul. 12, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298	$ 2,492,696,298
Holdings Count | shares	488	488	488	488	488	488	488	488
Advisory Fees Paid, Amount	$ 4,792,560
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,492,696,298
Number of Holdings	488
Total Advisory Fee	$4,792,560
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 35.1 AAA 17.8 AA 1.6 A 19.6 BBB 19.2 BB 1.4 B 0.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 35.1 AAA - 17.8 AA - 1.6 A - 19.6 BBB - 19.2 BB - 1.4 B - 0.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 40.5 U.S. Treasury Obligations 34.9 Asset-Backed Securities 17.7 CMOs and Other Mortgage Related Securities 5.1 Other Investments 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 40.5 U.S. Treasury Obligations - 34.9 Asset-Backed Securities - 17.7 CMOs and Other Mortgage Related Securities - 5.1 Other Investments - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 79.8 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 4.4 Germany 3.0 Canada 2.3 France 1.1 Ireland 1.0 Netherlands 0.9 Denmark 0.6 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.8 Grand Cayman (UK Overseas Ter) - 4.5 United Kingdom - 4.4 Germany - 3.0 Canada - 2.3 France - 1.1 Ireland - 1.0 Netherlands - 0.9 Denmark - 0.6 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 JPMorgan Chase & Co 1.5 Bank of America Corp 1.3 Wells Fargo & Co 1.0 Deutsche Bank AG/New York NY 1.0 Citigroup Inc 1.0 General Motors Financial Co Inc 1.0 Barclays PLC 0.9 Wheels Fleet Lease Funding 1 LLC 0.9 Ford Motor Credit Co LLC 0.8 44.3
Fidelity SAI Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Total Bond Fund
Class Name	Fidelity® SAI Total Bond Fund
Trading Symbol	FSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 25, 2018 through August 31, 2025. Initial investment of $10,000. Fidelity® SAI Total Bond Fund $10,000 $11,067 $11,859 $12,193 $10,847 $10,891 $11,836 $12,328 Bloomberg U.S. Aggregate Bond Index $10,000 $11,154 $11,876 $11,866 $10,499 $10,374 $11,131 $11,480 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Total Bond Fund 4.16% 0.78% 3.10% Bloomberg U.S. Aggregate Bond Index 3.14% -0.68% 2.03% A From October 25, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Oct. 25, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559	$ 21,551,229,559
Holdings Count | shares	6,477	6,477	6,477	6,477	6,477	6,477	6,477	6,477
Advisory Fees Paid, Amount	$ 56,565,843
Investment Company Portfolio Turnover	214.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$21,551,229,559
Number of Holdings	6,477
Total Advisory Fee	$56,565,843
Portfolio Turnover	214%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.7 AAA 6.9 AA 1.3 A 7.1 BBB 13.9 BB 4.3 B 5.1 CCC,CC,C 1.8 D 0.0 Not Rated 6.1 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.7 AAA - 6.9 AA - 1.3 A - 7.1 BBB - 13.9 BB - 4.3 B - 5.1 CCC,CC,C - 1.8 D - 0.0 Not Rated - 6.1 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 35.7 Corporate Bonds 24.0 U.S. Government Agency - Mortgage Securities 20.0 Asset-Backed Securities 8.3 CMOs and Other Mortgage Related Securities 7.2 Bank Loan Obligations 5.2 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.4 Common Stocks 0.1 Other Investments 0.1 Options 0.1 Preferred Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 35.7 Corporate Bonds - 24.0 U.S. Government Agency - Mortgage Securities - 20.0 Asset-Backed Securities - 8.3 CMOs and Other Mortgage Related Securities - 7.2 Bank Loan Obligations - 5.2 Foreign Government and Government Agency Obligations - 1.2 Preferred Securities - 0.4 Common Stocks - 0.1 Other Investments - 0.1 Options - 0.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.3)% United States 86.2 Grand Cayman (UK Overseas Ter) 4.9 United Kingdom 1.4 Mexico 1.3 Ireland 0.8 Germany 0.8 France 0.6 Bailiwick Of Jersey 0.5 Canada 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.2 Grand Cayman (UK Overseas Ter) - 4.9 United Kingdom - 1.4 Mexico - 1.3 Ireland - 0.8 Germany - 0.8 France - 0.6 Bailiwick Of Jersey - 0.5 Canada - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 24.9 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 7.3 Ginnie Mae II Pool 4.8 Freddie Mac Gold Pool 4.2 Uniform Mortgage Backed Securities 2.5 Petroleos Mexicanos 1.1 JPMorgan Chase & Co 1.0 Fannie Mae Guaranteed REMIC 0.9 Bank of America Corp 0.8 58.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec